Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	ADVANCED MICRO DEVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07882
Entity Tax Identification Number	94-1692300
Entity Address, Address Line One	2485 Augustine Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	749-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is filed to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by AMD on February 14, 2022 (the “Initial Report”) to include the historical financial statements of Xilinx and certain pro forma financial information required by Item 9.01 (a) and (b) of Form 8-K.The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only. It does not purport to represent the actual results of operations that AMD and Xilinx would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the consummation of the Merger. Except as described above, all other information in the Initial Report remains unchanged and is incorporated by reference herein.
Entity Central Index Key	0000002488